April 26, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Emerging Markets Debt Fund, Inc.
Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (Securities Act File No. 33-64398, Investment
     Company Act No. 811-7794

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Emerging Markets
     Debt Fund, Inc. (the "Fund") hereby certifies that:

(1)the form of Prospectus and Statement of Additional
      Information that would have been filed pursuant to Rule
     497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Fund's
     Registration Statement on Form N-1A: and

(2)the text of Post-Effective Amendment No. 12 to the Fund's
      Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 18, 2001.

Very truly yours,

Merrill Lynch Emerging Markets Debt Fund, Inc.



______________________
Phillip S. Gillespie
Secretary of Fund